Accrued Expenses and Other Liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Compensation and benefits	$8,798	$8,732
Research and development costs	16,457	15,343
UCLB milestone and option	—	205
Professional fees	3,060	3,005
U.S. corporate income and local taxes	7	—
Other liabilities	312	496
Total accrued expenses and other liabilities	$28,634	$27,781